RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	363,362	939,802
Sanovas Ophthalmology LLC [Member]
Related Party Transaction [Line Items]
[custom:CostsOfRelatedPartyAllocated]	$ 561,640	$ 453,047
Repayments of Related Party Debt	1,090,087	939,802
Other Liabilities	3,000
Sanovas Ophthalmology LLC [Member] | Officer [Member]
Related Party Transaction [Line Items]
[custom:CostsOfRelatedPartyAllocated]	495,000	344,000
Related Party [Member]
Related Party Transaction [Line Items]
Other Liabilities	$ 457,534	$ 109,185